Summary of Significant Accounting Policies - Schedule of Anti-dilutive Securities Excluded from Computation of Earnings Per Share (Details) (10-K) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Anti-dilutive securities excluded from computation of earnings per share	21,225,000	20,925,000	21,225,000	21,125,000
Series A Convertible Preferred Stock [Member]
Anti-dilutive securities excluded from computation of earnings per share	4,375,000	4,375,000	4,375,000	4,375,000
Common Stock Warrants [Member]
Anti-dilutive securities excluded from computation of earnings per share	9,000,000	9,000,000	9,000,000	9,000,000
Common Stock Options, Including Options Issued in the Form of Warrants [Member]
Anti-dilutive securities excluded from computation of earnings per share	7,850,000	7,550,000	7,850,000	7,750,000